Financial Risk and Fair Value Disclosures	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Risk and Fair Value Disclosures
11.	FINANCIAL RISK AND FAIR VALUE DISCLOSURES

(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial assets at fair value through profit or loss
Designated financial assets at fair value through profit or loss	$263,201	$213,180
Financial assets held for trading	665,160	663,138

Subtotal	928,361	876,318

Available-for-sale financial assets	20,415,541	20,636,332

Financial assets measured at cost	2,760,615	2,218,472

Loans and receivables
Cash and cash equivalents (excludes cash on hand)	57,575,264	81,670,212
Receivables	23,965,052	22,149,072
Refundable deposits	2,203,658	1,903,041
Other financial assets, current	323,769	2,645,003

Subtotal	84,067,743	108,367,328

Derivative financial instruments
Financial assets at fair value through profit or loss
Forward exchange contracts	543	—
Option	—	31,605

Total	$108,172,803	$132,130,055

	As of December 31,
Financial Liabilities	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial liabilities measured at amortized cost
Short-term loans	$20,550,801	$25,445,540
Payables	34,401,266	24,274,413
Guarantee deposit (current portion included)	491,089	564,576
Bonds payable (current portion included)	41,980,931	48,517,631
Long-term loans (current portion included)	29,248,690	32,165,336
Other financial liabilities-noncurrent	20,311,688	20,486,119

Subtotal	146,984,465	151,453,615

Derivative financial instruments
Financial liabilities at fair value through profit or loss
Forward exchange contracts	60,855	—

Total	$147,045,320	$151,453,615

(2)	Financial risk management objectives and policies

The Company’s risk management objectives are to manage the market risk, credit risk and liquidity risk related to its operating activities. The Company identifies, measures and manages the aforementioned risks based on policy and risk preference.

The Company has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial activities, approval process by the Board of Directors and Audit Committee must be carried out based on related protocols and internal control procedures. The Company complies with its financial risk management policies at all times.

(3)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise currency risk, interest rate risk and other price risk (such as equity price risk).

Foreign currency risk

The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s operating activities (when revenue or expense is denominated in a different currency from the Company’s functional currency) and the Company’s net investments in foreign subsidiaries.

The Company applies natural hedges on the foreign currency risk arising from purchases or sales, and utilizes spot or forward exchange contracts to manage foreign currency risk and the net effect of the risks related to monetary financial assets and liabilities is minor. The notional amounts of the foreign currency contracts are the same as the amount of the hedged items. In principle, the Company does not carry out any forward exchange contracts for uncertain commitments. Furthermore, as net investments in foreign subsidiaries are for strategic purposes, they are not hedged by the Company.

The foreign currency sensitivity analysis of the possible change in foreign exchange rates on the Company’s profit is performed on significant monetary items denominated in foreign currencies as of the end of the reporting period. When NTD strengthens/weakens against USD by 10%, the profit for the year ended December 31, 2015 increases/decreases by NT$186 million while the profit for the years ended December 31, 2016 and 2017 decreases/increases by NT$33 million and NT$1,330 million, respectively. When RMB strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2015, 2016 and 2017 increases/decreases by nil, NT$3,781 million and NT$4,011 million, respectively.

Interest rate risk

The Company is exposed to interest rate risk arising from borrowing at floating interest rates. All of the Company’s bonds have fixed interest rates and are measured at amortized cost. As such, changes in interest rates would not affect the future cash flows. On the other hand, as the interest rates of the Company’s short-term and long-term bank loans are floating, changes in interest rates would affect the future cash flows but not the fair value. Please refer to Note 6(10), 6(12) and 6(13) for the range of interest rates of the Company’s bonds and bank loans.

At the reporting dates, a change of 10 basis points of interest rate in a reporting period could cause the profit for the years ended December 31, 2015, 2016 and 2017 to decrease/increase by NT$18 million, NT$50 million and NT$58 million, respectively.

Equity price risk

The Company’s listed and unlisted equity securities are susceptible to market price risk arising from uncertainties about future performance of equity markets. The Company’s listed equity investments are classified as financial assets at fair value through profit or loss and available-for-sale financial assets, while unlisted equity securities are classified as available-for-sale financial assets which are subsequently measured using a valuation model and financial assets measured at cost.

The sensitivity analysis for the equity instruments is based on the change in fair value as of the reporting date. A change of 5% in the price of the aforementioned financial assets at fair value through profit or loss could increase/decrease the Company’s profit for the years ended December 31, 2015, 2016 and 2017 by NT$13 million, NT$31 million and NT$33 million, respectively. A change of 5% in the price of the aforementioned available-for-sale financial instruments could increase/decrease the Company’s other comprehensive income for the years ended December 31, 2015, 2016 and 2017 by NT$1,150 million, NT$976 million and NT$979 million, respectively.

(4)	Credit risk management

The Company only trades with approved and creditworthy third parties. Where the Company trades with third parties which have less favorable financial positions, it will request collateral from them. It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, notes and accounts receivable balances are monitored on an ongoing basis, which consequently minimizes the Company’s exposure to bad debts.

The Company mitigates the credit risks from financial institutions by limiting its counter parties to only reputable domestic or international financial institutions with good credit standing and spreading its holdings among various financial institutions. The Company’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.

As of December 31, 2016 and 2017, accounts receivable from the top ten customers represent 63% and 54% of the total accounts receivables of the Company, respectively. The credit concentration risk of other accounts receivables is insignificant.

(5)	Liquidity risk management

The Company’s objectives are to maintain a balance between continuity of funding and flexibility through the use of cash and cash equivalents, bank loans and bonds.

The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2016
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$20,916,531	$—	$—	$—	$20,916,531
Payables	33,996,623	—	—	109,075	34,105,698
Guarantee deposits	—	13,140	32,347	445,602	491,089
Bonds payable	8,062,161	10,339,221	22,870,813	3,144,137	44,416,332
Long-term loans	4,000,076	7,507,908	9,899,242	12,575,318	33,982,544
Other financial liabilities-noncurrent	—	—	—	22,561,882	22,561,882

Total	$66,975,391	$17,860,269	$32,802,402	$38,836,014	$156,474,076

Derivative financial liabilities
Forward exchange contracts
Net settlement	$(60,855)	$—	$—	$—	$(60,855)

	As of December 31, 2017
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$25,622,430	$—	$—	$—	$25,622,430
Payables	23,807,378	—	—	104,755	23,912,133
Guarantee deposits	95,085	14,071	29,876	425,544	564,576
Bonds payable	26,321,530	5,564,967	10,590,265	8,689,971	51,166,733
Long-term loans	3,855,962	8,728,249	13,397,515	13,450,444	39,432,170
Other financial liabilities-noncurrent	—	—	13,402,849	8,935,552	22,338,401

Total	$79,702,385	$14,307,287	$37,420,505	$31,606,266	$163,036,443

(6)	Foreign currency risk management

UMC entered into forward exchange contracts for hedging the exchange rate risk arising from the net monetary assets or liabilities denominated in foreign currency. The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December 31, 2016

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell US$285 million	December 1, 2016~February 16, 2017

As of December 31, 2017: None.

(7)	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities;

•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$665,160	$49,009	$—	$714,169
Financial assets at fair value through profit or loss, noncurrent	171,700	43,035	—	214,735
Available-for-sale financial assets, noncurrent	10,517,662	64,242	9,833,637	20,415,541
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	60,855	—	60,855

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$663,138	$22,175	$31,605	$716,918
Financial assets at fair value through profit or loss, noncurrent	174,760	16,245	—	191,005
Available-for-sale financial assets, noncurrent	10,959,194	—	9,677,138	20,636,332

Fair values of financial assets at fair value through profit or loss and available-for-sale financial assets that are categorized into level 1 are based on the quoted market prices in active markets. If there is no active market, the Company estimates the fair value by using the market method valuation techniques based on parameters such as recent fund raising activities, valuation of similar companies, individual company’s development, market conditions and other economic indicators. If there are restrictions on the sale or transfer of an available-for-sale financial asset, which are a characteristic of the asset, the fair value of the asset will be determined based on similar but unrestricted financial assets’ quoted market price with appropriate discounts for the restrictions.

During the years ended December 31, 2016 and 2017, there were no significant transfers between Level 1 and Level 2 fair value measurements.

Reconciliations for fair value measurement in Level 3 fair value hierarchy were as follows:

		Available-for-sale financial assets
		Common stock	Funds	Preferred stock	Total
		NT$	NT$	NT$	NT$
		(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016		$7,138,180	$782,409	$1,166,256	$9,086,845
Recognized in profit (loss)		(157,547)	(13,152)	(160,081)	(330,780)
Recognized in other comprehensive income (loss)		517,475	22,651	(5,691)	534,435
Acquisition		20,702	180,022	121,453	322,177
Disposal		(34,732)	(20,945)	—	(55,677)
Transfer to Level 3		211,217	—	95,030	306,247
Exchange effect		(7,543)	(8,689)	(13,378)	(29,610)

As of December 31, 2016		$7,687,752	$942,296	$1,203,589	$9,833,637

	Financial assets at fair value through profit or loss	Available-for-sale financial assets
	Option	Common stock	Funds	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$7,687,752	$942,296	$1,203,589	$9,833,637
Recognized in profit (loss)	31,605	(240,037)	(64,515)	(14,364)	(318,916)
Recognized in other comprehensive income (loss)	—	(551,004)	26,269	(32,081)	(556,816)
Acquisition	—	170,457	266,992	429,627	867,076
Disposal	—	(244,970)	—	—	(244,970)
Return of Capital	—	—	(6,369)	—	(6,369)
Transfer to Level 3	—	87,830	—	342,832	430,662
Transfer out of Level 3	—	(181,637)	—	—	(181,637)
Exchange effect	—	(34,072)	(47,264)	(64,193)	(145,529)

As of December 31, 2017	$31,605	$6,694,319	$1,117,409	$1,865,410	$9,677,138

The Company’s policy to recognize the transfer into and out of fair value hierarchy levels is based on the event or changes in circumstances that caused the transfer.

The total losses of NT$134 million, NT$331 million and NT$286 million for the years ended December 31, 2015, 2016 and 2017, were included in profit or loss that is attributable to the change in unrealized gains or losses relating to those financial assets without quoted market prices held at the end of the reporting period.

b.	Assets and liabilities not recorded at fair value on a recurring basis but for which fair value is disclosed:

The fair value of bonds payable is estimated by the market price or using a valuation model. The model uses market-based observable inputs including share price, volatility, credit spread and risk-free interest rates. The fair value of long-term loans is determined using discounted cash flow model, based on the Company’s current incremental borrowing rates of similar loans.

The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2016

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$42,835,431	$25,182,667	$17,652,764	$—	$41,980,931
Long-term loans (current portion included)	29,248,690	—	29,248,690	—	29,248,690

As of December 31, 2017

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$49,342,714	$31,422,772	$17,919,942	$—	$48,517,631
Long-term loans (current portion included)	32,165,336	—	32,165,336	—	32,165,336